UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

to Shareholders

DWS EAFE® Equity Index Fund

(formerly Deutsche EAFE® Equity Index Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Investment Portfolio
35	Statement of Assets and Liabilities
37	Statement of Operations
38	Statements of Changes in Net Assets

39	Financial Highlights
40	Notes to Financial Statements
51	Information About Your Fund’s Expenses
53	Advisory Agreement Board Considerations and Fee Evaluation
58	Account Management Resources
60	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom’s anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS EAFE® Equity Index Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS EAFE® Equity Index Fund	|	3

Performance Summary	June 30, 2018 (Unaudited)

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	–2.63%	6.75%	6.21%	2.68%
MSCI EAFE® Index†	–2.75%	6.84%	6.44%	2.84%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 31, 2018 is 1.10% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund’s investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	|	DWS EAFE® Equity Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

†

MSCI Europe, Australasia and Far East (EAFE) Index is an equity index which captures large and mid cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. With 928 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

‡	Total returns shown for periods less than one year are not annualized.

Institutional Class
Net Asset Value
6/30/18	$6.38
12/31/17	$6.58
Distribution Information as of 6/30/18
Income Dividends, Six Months	$.003
Capital Gain Distributions, Six Months	$.02

DWS EAFE® Equity Index Fund	|	5

Portfolio Manager Team

Thomas O’Brien, CFA

Vice President of Northern Trust Investments, Inc. Portfolio Manager of the Fund. Began managing the Fund in 2013.

–	Portfolio Manager for the International Equity Index group in Chicago.

–	Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

–	BS, University of Rhode Island; MBA, Suffolk University.

Portfolio Summary	(Unaudited)

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Financials	20%	21%
Industrials	14%	15%
Consumer Discretionary	12%	12%
Consumer Staples	11%	11%
Health Care	11%	10%
Materials	8%	8%
Information Technology	7%	7%
Energy	6%	5%
Telecommunication Services	4%	4%
Real Estate	4%	4%
Utilities	3%	3%
Total	100%	100%

Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Japan	24%	24%
United Kingdom	16%	15%
France	11%	10%
Germany	9%	10%
Switzerland	8%	9%
Australia	7%	7%
Netherlands	5%	5%
Hong Kong	3%	3%
Spain	3%	3%
Sweden	3%	3%
Italy	2%	2%
Denmark	2%	2%
Other	7%	7%
	100%	100%

6	|	DWS EAFE® Equity Index Fund

Ten Largest Equity Holdings at June 30, 2018 (11.8% of Net Assets)		Country	Percent
1	Royal Dutch Shell PLC	Netherlands	2.0%
	Explores, produces, and refines petroleum
2	Nestle SA	Switzerland	1.6%
	Multinational company that markets a wide range of food products
3	HSBC Holdings PLC	United Kingdom	1.3%
	Provider of international banking and financial services
4	Novartis AG	Switzerland	1.2%
	Manufacturer of pharmaceutical and nutrition products
5	Roche Holding AG	Switzerland	1.1%
	Developer of pharmaceutical and chemical products
6	BP PLC	United Kingdom	1.0%
	Exporter and producer of oil and natural gas
7	Toyota Motor Corp.	Japan	1.0%
	Manufacturer of diversified automotive products
8	TOTAL SA	France	1.0%
	Produces, refines, transports and markets oil and natural gas
9	British American Tobacco PLC	United Kingdom	0.8%
	Manufactures, markets and sells cigarettes and other tobacco products
10	SAP SE	Germany	0.8%
	Manufacturer of computer software

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

DWS EAFE® Equity Index Fund	|	7

Investment Portfolio	as of June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.4%
Australia 6.8%
AGL Energy Ltd.	2,288	38,058
Alumina Ltd.	7,671	15,930
Amcor Ltd.	4,041	43,150
AMP Ltd.	9,940	26,188
APA Group (Units)	3,634	26,495
Aristocrat Leisure Ltd.	2,019	46,253
ASX Ltd.	642	30,653
Aurizon Holdings Ltd.	6,538	20,940
AusNet Services (Units)	5,993	7,117
Australia & New Zealand Banking Group Ltd.	10,014	209,501
Bank of Queensland Ltd.	1,515	11,433
Bendigo & Adelaide Bank Ltd.	1,941	15,590
BGP Holdings PLC* (a)	328,818	1,482
BHP Billiton Ltd.	11,114	278,957
BlueScope Steel Ltd.	2,033	26,056
Boral Ltd.	4,092	19,822
Brambles Ltd.	5,616	36,967
Caltex Australia Ltd.	826	19,916
Challenger Ltd.	1,814	15,896
CIMIC Group Ltd.	372	11,640
Coca-Cola Amatil Ltd.	1,476	10,064
Cochlear Ltd.	183	27,118
Commonwealth Bank of Australia	6,039	325,914
Computershare Ltd.	1,467	20,037
Crown Resorts Ltd.	1,323	13,232
CSL Ltd.	1,553	221,913
Dexus (REIT)	3,219	23,161
Domino’s Pizza Enterprises Ltd. Series L	224	8,649
Flight Centre Travel Group Ltd.	196	9,229
Fortescue Metals Group Ltd.	4,850	15,799
Goodman Group (REIT)	5,449	38,857
GPT Group (REIT)	5,745	21,518
Harvey Norman Holdings Ltd.	2,514	6,181
Healthscope Ltd.	6,640	10,861
Incitec Pivot Ltd.	6,605	17,765
Insurance Australia Group Ltd.	8,396	53,034
LendLease Group (Units)	2,128	31,230
Macquarie Group Ltd.	1,148	105,185
Medibank Private Ltd.	9,713	20,988
Mirvac Group (REIT) (Units)	11,725	18,861

The accompanying notes are an integral part of the financial statements.

8	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
National Australia Bank Ltd.	9,493	192,787
Newcrest Mining Ltd.	2,674	43,385
Oil Search Ltd.	4,422	29,242
Orica Ltd.	1,156	15,162
Origin Energy Ltd.*	6,142	45,736
QBE Insurance Group Ltd.	4,837	34,891
Ramsay Health Care Ltd.	537	21,453
REA Group Ltd.	189	12,724
Rio Tinto Ltd.	1,432	88,820
Santos Ltd.*	6,629	30,889
Scentre Group (REIT)	19,061	62,001
SEEK Ltd.	1,282	20,699
Sonic Healthcare Ltd.	1,256	22,817
South32 Ltd.	17,865	47,865
Stockland (REIT) (Units)	8,723	25,659
Suncorp Group Ltd.	4,552	49,168
Sydney Airport (Units)	3,344	17,743
TABCORP Holdings Ltd.	7,251	23,948
Telstra Corp., Ltd.	14,697	28,507
TPG Telecom Ltd.	1,032	3,951
Transurban Group (Units)	7,559	67,043
Treasury Wine Estates Ltd.	2,531	32,636
Vicinity Centres (REIT)	12,550	24,097
Wesfarmers Ltd.	3,938	143,903
Westpac Banking Corp.	11,667	253,488
Woodside Petroleum Ltd.	3,013	79,501
Woolworths Group Ltd.	4,412	99,673

(Cost $1,366,902)		3,419,428

Austria 0.2%
Andritz AG	284	15,087
Erste Group Bank AG*	1,012	42,228
OMV AG	483	27,357
Raiffeisen Bank International AG	459	14,088
Voestalpine AG	360	16,558

(Cost $44,791)		115,318

Belgium 1.1%
Ageas	659	33,192
Anheuser-Busch InBev SA	2,631	266,216
Colruyt SA	199	11,327
Groupe Bruxelles Lambert SA	295	31,045
KBC Group NV	860	66,237
Proximus SA	606	13,657
Solvay SA	244	30,743
Telenet Group Holding NV*	215	10,035

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	9

	Shares	Value ($)
UCB SA	415	32,592
Umicore SA	752	43,109

(Cost $173,691)		538,153

Bermuda 0.0%
Dairy Farm International Holdings Ltd. (Cost $9,430)	1,100	9,665

Chile 0.0%
Antofagasta PLC (Cost $16,701)	1,544	20,145

China 0.0%
Minth Group Ltd.	2,000	8,474
Yangzijiang Shipbuilding Holdings Ltd.	7,900	5,244

(Cost $16,428)		13,718

Denmark 1.6%
A P Moller-Maersk AS “A”	14	16,583
A P Moller-Maersk AS “B”	22	27,306
Carlsberg AS “B”	389	45,829
Chr Hansen Holding AS	328	30,289
Coloplast AS “B”	404	40,306
Danske Bank AS	2,557	79,931
DSV AS	644	52,016
Genmab AS*	218	33,662
H. Lundbeck AS	211	14,807
ISS AS	523	17,908
Novo Nordisk AS ‘‘B”	6,127	284,718
Novozymes AS “B”	770	39,040
Orsted AS 144A	629	38,102
Pandora AS	375	26,200
Tryg AS	376	8,816
Vestas Wind Systems AS	694	42,887
William Demant Holding AS*	318	12,782

(Cost $250,892)		811,182

Finland 1.0%
Elisa Oyj	457	21,144
Fortum Oyj	1,452	34,647
Kone Oyj “B”	1,211	61,726
Metso Oyj	320	10,703
Neste Oyj	456	35,654
Nokia Oyj	19,192	110,458
Nokian Renkaat Oyj	372	14,674
Orion Oyj “B”	421	11,357
Sampo Oyj “A”	1,554	75,829
Stora Enso Oyj “R”	1,825	35,635
UPM-Kymmene Oyj	1,913	68,434

The accompanying notes are an integral part of the financial statements.

10	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Wartsila Oyj	1,518	29,806

(Cost $158,161)		510,067

France 10.4%
Accor SA	637	31,231
Aeroports de Paris	114	25,770
Air Liquide SA	1,477	185,254
Airbus SE	1,993	232,677
Alstom SA	580	26,585
Amundi SA 144A	230	15,913
Arkema	217	25,671
Atos SE	335	45,661
AXA SA	6,686	163,798
BioMerieux	153	13,741
BNP Paribas SA	3,858	238,968
Bollore SA	2,589	12,006
Bouygues SA	720	30,992
Bureau Veritas SA	997	26,570
Capgemini SE	545	73,166
Carrefour SA	2,060	33,274
Casino Guichard-Perrachon SA	222	8,607
Cie Generale des Etablissements Michelin	597	72,553
CNP Assurances	693	15,737
Compagnie de Saint-Gobain	1,730	77,171
Credit Agricole SA	3,853	51,307
Danone SA	2,086	152,776
Dassault Aviation SA	10	19,052
Dassault Systemes SE	469	65,767
Edenred	866	27,321
Eiffage SA	251	27,291
Electricite de France SA	2,256	31,046
Engie SA	6,432	98,590
Essilor International Cie Generale d’Optique SA	711	100,230
Eurazeo SA	179	13,567
Eutelsat Communications SA	636	13,201
Faurecia SA	291	20,720
Fonciere des Regions (REIT)	128	13,309
Gecina SA (REIT)	150	25,115
Getlink SE	1,493	20,461
Hermes International	114	69,600
Icade (REIT)	119	11,169
Iliad SA	83	13,119
Imerys SA	135	10,906
Ingenico Group SA	237	21,272
Ipsen SA	115	18,022
JC Decaux SA	245	8,192

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	11

	Shares	Value ($)
Kering SA	264	148,902
Klepierre SA (REIT)	703	26,460
L’Oreal SA	865	213,398
Legrand SA	898	65,854
LVMH Moet Hennessy Louis Vuitton SE	964	320,109
Natixis SA	3,215	22,767
Orange SA	6,834	114,230
Pernod Ricard SA	735	119,902
Peugeot SA	1,968	44,956
Publicis Groupe	729	50,081
Remy Cointreau SA	98	12,672
Renault SA	651	55,166
Rexel SA	1,134	16,273
Safran SA	1,159	140,735
Sanofi	3,894	311,326
Schneider Electric SE	1,855	154,589
SCOR SE	645	23,941
SEB SA	87	15,178
Societe BIC SA	105	9,729
Societe Generale SA	2,648	111,391
Sodexo SA	320	31,936
Suez	1,336	17,331
Teleperformance	193	34,084
Thales SA	372	47,885
TOTAL SA	8,298	504,894
Ubisoft Entertainment SA*	280	30,695
Unibail-Rodamco-Westfield (Unit)* (b)	216	47,561
Unibail-Rodamco-Westfield (Unit) (b)	127	27,965
Unibail-Rodamco-Westfield* (CDl)	2,616	28,424
Valeo SA	791	43,108
Veolia Environnement SA	1,877	40,179
VINCI SA	1,729	166,030
Vivendi SA	3,502	85,542
Wendel	81	11,153

(Cost $2,281,396)		5,281,824

Germany 8.8%
1&1 Drillisch AG	199	11,318
adidas AG	662	144,554
Allianz SE (Registered)	1,525	315,098
Axel Springer SE	198	14,301
BASF SE	3,170	302,739
Bayer AG (Registered)	3,096	340,773
Bayerische Motoren Werke (BMW) AG	1,131	102,261
Beiersdorf AG	357	40,518
Brenntag AG	528	29,353
Commerzbank AG*	3,418	32,747

The accompanying notes are an integral part of the financial statements.

12	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Continental AG	386	88,060
Covestro AG 144A	665	59,313
Daimler AG (Registered)	3,141	201,767
Delivery Hero AG*	320	17,036
Deutsche Telekom AG (Registered)*	11,624	180,029
Deutsche Bank AG (Registered) (c)	6,746	72,511
Deutsche Boerse AG	667	88,873
Deutsche Lufthansa AG (Registered)	859	20,657
Deutsche Post AG (Registered)	3,385	110,289
Deutsche Wohnen SE	1,261	60,924
E.ON SE	7,521	80,529
Evonik Industries AG	500	17,100
Fraport AG	164	15,795
Fresenius Medical Care AG & Co. KGaA	736	74,170
Fresenius SE & Co. KGaA	1,413	113,488
GEA Group AG	637	21,326
Hannover Rueck SE	193	24,052
HeidelbergCement AG	532	44,886
Henkel AG & Co. KGaA	365	40,626
HOCHTIEF AG	70	12,669
HUGO BOSS AG	219	19,878
Infineon Technologies AG	3,886	98,978
Innogy SE 144A	451	19,339
K+S AG (Registered)	573	14,118
KION Group AG	249	17,936
LANXESS AG	286	22,250
Linde AG	637	151,557
MAN SE	101	11,434
Merck KGaA	451	44,001
METRO AG	720	8,889
MTU Aero Engines AG	168	32,264
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	534	112,903
OSRAM Licht AG	349	14,254
ProSiebenSat.1 Media SE	753	19,120
Puma SE (b)	22	12,871
Puma SE (b)	9	5,264
RWE AG	1,753	40,051
SAP SE	3,427	396,100
Siemens AG (Registered)	2,641	348,208
Siemens Healthineers AG 144A*	526	21,736
Symrise AG	412	36,143
Telefonica Deutschland Holding AG	3,069	12,083
ThyssenKrupp AG	1,518	36,891
TUI AG	1,449	31,748

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	13

	Shares	Value ($)
Uniper SE	771	22,927
United Internet AG (Registered)	401	22,971
Volkswagen AG	112	18,488
Vonovia SE	1,715	81,549
Wirecard AG	424	68,425
Zalando SE 144A*	349	19,467

(Cost $1,934,120)		4,439,605

Hong Kong 3.4%
AIA Group Ltd.	41,481	363,741
ASM Pacific Technology Ltd.	1,100	13,957
Bank of East Asia Ltd.	4,943	19,723
BOC Hong Kong (Holdings) Ltd.	12,321	57,993
CK Asset Holdings Ltd.	8,848	70,300
CK Hutchison Holdings Ltd.	9,348	99,291
CK Infrastructure Holdings Ltd.	2,500	18,532
CLP Holdings Ltd.	5,774	62,188
Galaxy Entertainment Group Ltd.	7,497	58,102
Hang Lung Group Ltd.	3,000	8,414
Hang Lung Properties Ltd.	7,000	14,437
Hang Seng Bank Ltd.	2,600	65,001
Henderson Land Development Co., Ltd.	4,276	22,556
HK Electric Investments & HK Electric Investments Ltd. “SS”, 144A, (Units)	5,991	5,730
HKT Trust & HKT Ltd. “SS”, (Units)	13,920	17,862
Hong Kong & China Gas Co., Ltd.	33,434	63,893
Hong Kong Exchanges & Clearing Ltd.	4,013	120,846
Hongkong Land Holdings Ltd.	4,400	31,471
Hysan Development Co., Ltd.	1,773	9,895
Jardine Matheson Holdings Ltd.	800	50,530
Jardine Strategic Holdings Ltd.	700	25,567
Kerry Properties Ltd.	2,000	9,579
Li & Fung Ltd.	22,240	8,169
Link (REIT)	7,653	69,832
Melco Resorts & Entertainment Ltd. (ADR)	783	21,924
MGM China Holdings Ltd.	3,897	9,064
MTR Corp., Ltd.	4,804	26,582
New World Development Co., Ltd.	20,369	28,635
NWS Holdings Ltd.	3,991	6,915
PCCW Ltd.	19,000	10,705
Power Assets Holdings Ltd.	5,000	34,979
Shangri-La Asia Ltd.	4,000	7,529
Sino Land Co., Ltd.	11,011	17,910
SJM Holdings Ltd.	8,000	9,952
Sun Hung Kai Properties Ltd.	5,688	85,957
Swire Pacific Ltd. “A”	2,000	21,203

The accompanying notes are an integral part of the financial statements.

14	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Swire Properties Ltd.	4,800	17,739
Techtronic Industries Co., Ltd.	4,999	28,042
WH Group Ltd. 144A	29,259	23,874
Wharf Holdings Ltd.	4,750	15,255
Wharf Real Estate Investment Co., Ltd.	4,750	33,776
Wheelock & Co., Ltd.	3,000	20,906
Yue Yuen Industrial (Holdings) Ltd.	2,500	6,986

(Cost $731,973)		1,715,542

Ireland 1.0%
AIB Group PLC	3,143	17,032
Bank of Ireland Group PLC	3,637	28,266
CRH PLC (b)	38	1,343
CRH PLC (b)	2,900	102,302
DCC PLC	316	28,708
James Hardie Industries SE (CDI)	1,472	24,768
Kerry Group PLC “A” (b)	2	209
Kerry Group PLC “A” (b)	534	55,825
Paddy Power Betfair PLC	288	31,920
Shire PLC	3,184	179,368
Smurfit Kappa Group PLC	784	31,919

(Cost $315,555)		501,660

Isle Of Man 0.1%
GVC Holdings PLC (Cost $25,618)	1,951	27,033

Israel 0.5%
Azrieli Group Ltd.	194	9,616
Bank Hapoalim BM	3,300	22,358
Bank Leumi Le-Israel BM	5,249	31,054
Bezeq Israeli Telecommunication Corp., Ltd.	8,053	9,063
Check Point Software Technologies Ltd.* (d)	463	45,226
Elbit Systems Ltd.	91	10,724
Frutarom Industries Ltd.	152	14,943
Israel Chemicals Ltd.	2,347	10,729
Israel Discount Bank “A”	1	2
Mizrahi Tefahot Bank Ltd.	378	6,963
Nice Ltd.*	184	19,031
Teva Pharmaceutical Industries Ltd. (ADR)	3,446	83,807

(Cost $277,277)		263,516

Italy 2.1%
Assicurazioni Generali SpA	4,211	70,514
Atlantia SpA	1,760	51,984
Davide Campari-Milano SpA	2,195	18,007
Enel SpA	27,806	154,052
Eni SpA	8,862	164,337

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	15

	Shares	Value ($)
Ferrari NV (b)	115	15,596
Ferrari NV (b) (e)	324	43,743
Intesa Sanpaolo (RSP)	3,841	11,594
Intesa Sanpaolo SpA	46,170	133,297
Leonardo SpA	1,392	13,734
Luxottica Group SpA	597	38,470
Mediobanca Banca di Credito Finanziario SpA	2,247	20,818
Moncler SpA	610	27,719
Pirelli & C SpA 144A*	1,251	10,424
Poste Italiane SpA 144A	2,089	17,457
Prysmian SpA	776	19,273
Recordati SpA	409	16,246
Snam SpA	7,841	32,741
Telecom Italia SpA*	39,738	29,507
Telecom Italia SpA (RSP)	16,966	11,063
Terna Rete Elettrica Nazionale SpA	4,525	24,422
UniCredit SpA	7,045	117,178

(Cost $671,043)		1,042,176

Japan 23.6%
ABC-Mart, Inc.	100	5,472
Acom Co., Ltd.	1,500	5,772
Aeon Co., Ltd.	2,100	44,969
AEON Financial Service Co., Ltd.	430	9,191
AEON Mall Co., Ltd.	200	3,597
Air Water, Inc.	553	10,165
Aisin Seiki Co., Ltd.	600	27,359
Ajinomoto Co., Inc.	1,600	30,311
Alfresa Holdings Corp.	700	16,496
Alps Electric Co., Ltd.	600	15,470
Amada Holdings Co., Ltd.	1,000	9,622
ANA Holdings, Inc.	400	14,702
Aozora Bank Ltd.	400	15,252
Asahi Glass Co., Ltd.	700	27,295
Asahi Group Holdings Ltd.	1,200	61,565
Asahi Kasei Corp.	4,500	57,254
ASICS Corp.	600	10,161
Astellas Pharma, Inc.	6,800	103,970
Bandai Namco Holdings, Inc.	650	26,867
Benesse Holdings, Inc.	300	10,645
Bridgestone Corp.	2,100	82,230
Brother Industries Ltd.	900	17,786
Calbee, Inc.	300	11,293
Canon, Inc.	3,500	114,814
Casio Computer Co., Ltd.	700	11,404
Central Japan Railway Co.	500	103,728

The accompanying notes are an integral part of the financial statements.

16	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Chubu Electric Power Co., Inc.	2,100	31,490
Chugai Pharmaceutical Co., Ltd.	800	41,954
Chugoku Electric Power Co., Inc.	800	10,351
Coca-Cola Bottlers Japan Holdings, Inc.	400	15,981
Concordia Financial Group Ltd.	3,900	19,916
Credit Saison Co., Ltd.	700	11,042
CyberAgent Inc	300	18,039
CYBERDYNE, Inc.*	400	4,695
Dai Nippon Printing Co., Ltd.	800	17,927
Dai-ichi Life Holdings, Inc.	3,700	66,393
Daicel Corp.	1,000	11,069
Daifuku Co., Ltd.	400	17,499
Daiichi Sankyo Co., Ltd.	2,000	76,573
Daikin Industries Ltd.	900	108,021
Daito Trust Construction Co., Ltd.	300	48,780
Daiwa House Industry Co., Ltd.	2,000	68,288
Daiwa House REIT Investment Corp. (REIT)	5	11,866
Daiwa Securities Group, Inc.	6,000	34,938
DeNA Co., Ltd.	400	7,497
Denso Corp.	1,500	73,349
Dentsu, Inc.	700	33,236
Disco Corp.	100	17,060
Don Quijote Holdings Co., Ltd.	400	19,241
East Japan Railway Co.	1,039	99,634
Eisai Co., Ltd.	900	63,452
Electric Power Development Co., Ltd.	600	15,499
FamilyMart UNY Holdings Co., Ltd.	300	31,615
FANUC Corp.	700	139,177
Fast Retailing Co., Ltd.	200	92,038
Fuji Electric Co., Ltd.	2,000	15,253
Fujifilm Holdings Corp.	1,300	50,808
Fujitsu Ltd.	7,000	42,682
Fukuoka Financial Group, Inc.	2,000	10,082
Hakuhodo Dy Holdings, Inc.	700	11,246
Hamamatsu Photonics KK	500	21,530
Hankyu Hanshin Holdings, Inc.	800	32,193
Hikari Tsushin, Inc.	100	17,627
Hino Motors Ltd.	1,000	10,700
Hirose Electric Co., Ltd.	105	13,014
Hisamitsu Pharmaceutical Co., Inc.	200	16,932
Hitachi Chemical Co., Ltd.	400	8,078
Hitachi Construction Machinery Co., Ltd.	400	12,961
Hitachi High-Technologies Corp.	200	8,177
Hitachi Ltd.	17,000	120,109
Hitachi Metals Ltd.	700	7,265
Honda Motor Co., Ltd.	5,600	164,490

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	17

	Shares	Value ($)
Hoshizaki Corp.	200	20,277
Hoya Corp.	1,300	74,012
Hulic Co., Ltd.	1,200	12,829
Idemitsu Kosan Co., Ltd.	500	17,894
IHI Corp.	500	17,434
Iida Group Holdings Co., Ltd.	500	9,654
INPEX Corp.	3,300	34,515
Isetan Mitsukoshi Holdings Ltd.	1,320	16,501
Isuzu Motors Ltd.	2,100	27,904
Itochu Corp.	4,800	87,183
J. Front Retailing Co., Ltd.	700	10,666
Japan Airlines Co., Ltd.	400	14,189
Japan Airport Terminal Co., Ltd.	200	9,378
Japan Exchange Group, Inc.	1,700	31,661
Japan Post Bank Co., Ltd.	1,400	16,328
Japan Post Holdings Co., Ltd.	5,300	58,058
Japan Prime Realty Investment Corp. (REIT)	3	10,898
Japan Real Estate Investment Corp. (REIT)	4	21,169
Japan Retail Fund Investment Corp. (REIT)	8	14,433
Japan Tobacco, Inc.	3,800	106,566
JFE Holdings, Inc.	1,625	30,799
JGC Corp.	800	16,140
JSR Corp.	600	10,222
JTEKT Corp.	600	8,180
JXTG Holdings, Inc.	11,350	79,332
Kajima Corp.	3,000	23,228
Kakaku.com, Inc.	500	11,295
Kamigumi Co., Ltd.	500	10,394
Kaneka Corp.	1,000	8,972
Kansai Electric Power Co., Inc.	2,300	33,561
Kansai Paint Co., Ltd.	600	12,458
Kao Corp.	1,700	129,857
Kawasaki Heavy Industries Ltd.	400	11,830
KDDI Corp.	6,300	172,600
Keihan Holdings Co., Ltd.	400	14,361
Keikyu Corp.	800	13,119
Keio Corp.	400	19,368
Keisei Electric Railway Co., Ltd.	500	17,214
Keyence Corp.	300	169,965
Kikkoman Corp.	500	25,263
Kintetsu Group Holdings Co., Ltd.	590	24,074
Kirin Holdings Co., Ltd.	2,800	74,999
Kobayashi Pharmaceutical Co., Ltd.	200	17,289
Kobe Steel Ltd.	1,200	11,002
Koito Manufacturing Co., Ltd.	358	23,670
Komatsu Ltd.	3,200	91,660

The accompanying notes are an integral part of the financial statements.

18	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Konami Holdings Corp.	300	15,270
Konica Minolta, Inc.	1,800	16,734
Kose Corp.	100	21,565
Kubota Corp.	3,300	51,927
Kuraray Co., Ltd.	1,100	15,168
Kurita Water Industries Ltd.	400	11,423
Kyocera Corp.	1,100	62,118
Kyowa Hakko Kirin Co., Ltd.	910	18,397
Kyushu Electric Power Co., Inc.	1,500	16,745
Kyushu Railway Co.	500	15,310
Lawson, Inc.	200	12,495
LINE Corp.*	200	8,272
Lion Corp.	800	14,675
LIXIL Group Corp.	848	16,966
M3, Inc.	700	27,922
Mabuchi Motor Co., Ltd.	200	9,525
Makita Corp.	800	36,028
Marubeni Corp.	5,100	38,951
Marui Group Co., Ltd.	700	14,770
Maruichi Steel Tube Ltd.	200	6,786
Mazda Motor Corp.	1,900	23,327
McDonald’s Holdings Co. (Japan), Ltd.	200	10,210
Mebuki Financial Group, Inc.	2,700	9,077
Medipal Holdings Corp.	600	12,091
MEIJI Holdings Co., Ltd.	400	33,767
Minebea Mitsumi, Inc.	1,300	22,024
MISUMI Group, Inc.	900	26,273
Mitsubishi Chemical Holdings Corp.	4,500	37,825
Mitsubishi Corp.	4,700	130,921
Mitsubishi Electric Corp.	6,300	83,950
Mitsubishi Estate Co., Ltd.	4,000	69,989
Mitsubishi Gas Chemical Co., Inc.	500	11,359
Mitsubishi Heavy Industries Ltd.	1,000	36,430
Mitsubishi Materials Corp.	400	11,013
Mitsubishi Motors Corp.	2,500	19,959
Mitsubishi Tanabe Pharma Corp.	900	15,557
Mitsubishi UFJ Financial Group, Inc.	41,000	234,790
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,400	8,632
Mitsui & Co., Ltd.	6,000	100,146
Mitsui Chemicals, Inc.	700	18,666
Mitsui Fudosan Co., Ltd.	3,000	72,536
Mitsui O.S.K Lines Ltd.	400	9,636
Mizuho Financial Group, Inc.	81,790	138,111
MS&AD Insurance Group Holdings, Inc.	1,500	46,701
Murata Manufacturing Co., Ltd.	600	101,871

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	19

	Shares	Value ($)
Nabtesco Corp.	425	13,114
Nagoya Railroad Co., Ltd.	700	18,082
NEC Corp.	990	27,197
Nexon Co., Ltd.*	1,400	20,352
NGK Insulators Ltd.	1,000	17,877
NGK Spark Plug Co., Ltd.	600	17,151
NH Foods Ltd.	300	12,111
Nidec Corp.	800	120,200
Nikon Corp.	1,200	19,109
Nintendo Co., Ltd.	400	130,825
Nippon Building Fund, Inc. (REIT)	5	28,848
Nippon Electric Glass Co., Ltd.	300	8,350
Nippon Express Co., Ltd.	300	21,792
Nippon Paint Holdings Co., Ltd.	500	21,505
Nippon Prologis REIT, Inc. (REIT)	6	12,453
Nippon Steel & Sumitomo Metal Corp.	2,700	53,089
Nippon Telegraph & Telephone Corp.	2,376	107,961
Nippon Yusen Kabushiki Kaisha	600	11,908
Nissan Chemical Industries Ltd.	400	18,671
Nissan Motor Co., Ltd.	8,000	77,948
Nisshin Seifun Group, Inc.	800	16,958
Nissin Foods Holdings Co., Ltd.	200	14,487
Nitori Holdings Co., Ltd.	300	46,868
Nitto Denko Corp.	500	37,891
NOK Corp.	400	7,751
Nomura Holdings, Inc.	12,400	60,392
Nomura Real Estate Holdings, Inc.	500	11,116
Nomura Real Estate Master Fund, Inc. (REIT)	15	21,174
Nomura Research Institute Ltd.	400	19,403
NSK Ltd.	1,100	11,416
NTT Data Corp.	2,400	27,653
NTT DoCoMo, Inc.	4,700	119,846
Obayashi Corp.	2,100	21,866
Obic Co., Ltd.	200	16,578
Odakyu Electric Railway Co., Ltd.	900	19,335
Oji Holdings Corp.	3,000	18,611
Olympus Corp.	1,000	37,459
Omron Corp.	600	28,044
Ono Pharmaceutical Co., Ltd.	1,300	30,575
Oracle Corp.	100	8,174
Oriental Land Co., Ltd.	700	73,452
ORIX Corp.	4,500	71,380
Osaka Gas Co., Ltd.	1,400	28,985
Otsuka Corp.	400	15,700
Otsuka Holdings Co., Ltd.	1,322	64,243

The accompanying notes are an integral part of the financial statements.

20	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Panasonic Corp.	7,714	104,210
Park24 Co., Ltd.	300	8,166
Persol Holdings Co., Ltd.	700	15,621
Pola Orbis Holdings, Inc.	300	13,203
Rakuten, Inc.	3,000	20,303
Recruit Holdings Co., Ltd.	3,800	105,255
Renesas Electronics Corp.*	2,800	27,473
Resona Holdings, Inc.	6,800	36,523
Ricoh Co., Ltd.	2,400	21,990
Rinnai Corp.	100	8,822
ROHM Co., Ltd.	300	25,204
Ryohin Keikaku Co., Ltd.	100	35,362
Sankyo Co., Ltd.	100	3,916
Santen Pharmaceutical Co., Ltd.	1,100	19,237
SBI Holdings, Inc.	844	21,757
Secom Co., Ltd.	700	53,823
Sega Sammy Holdings, Inc.	700	11,996
Seibu Holdings, Inc.	900	15,195
Seiko Epson Corp.	800	13,892
Sekisui Chemical Co., Ltd.	1,300	22,162
Sekisui House Ltd.	2,000	35,402
Seven & I Holdings Co., Ltd.	2,600	113,631
Seven Bank Ltd.	2,600	7,971
SG Holdings Co., Ltd.	300	6,578
Sharp Corp.	600	15,271
Shimadzu Corp.	800	24,214
Shimamura Co., Ltd.	100	8,792
Shimano, Inc.	300	44,084
Shimizu Corp.	1,700	17,629
Shin-Etsu Chemical Co., Ltd.	1,300	115,955
Shinsei Bank Ltd.	700	10,814
Shionogi & Co., Ltd.	1,000	51,485
Shiseido Co., Ltd.	1,300	103,356
Showa Shell Sekiyu KK	600	8,990
SMC Corp.	200	73,669
SoftBank Group Corp.	2,900	208,627
Sohgo Security Services Co., Ltd.	200	9,437
Sompo Holdings, Inc.	1,100	44,634
Sony Corp.	4,400	224,908
Sony Financial Holdings, Inc.	700	13,406
Stanley Electric Co., Ltd.	500	17,084
Start Today Co., Ltd.	700	25,356
Subaru Corp.	2,182	63,532
SUMCO Corp.	700	14,147
Sumitomo Chemical Co., Ltd.	5,000	28,412

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	21

	Shares	Value ($)
Sumitomo Corp.	4,000	65,880
Sumitomo Dainippon Pharma Co., Ltd.	600	12,720
Sumitomo Electric Industries Ltd.	2,600	38,753
Sumitomo Heavy Industries Ltd.	400	13,519
Sumitomo Metal Mining Co., Ltd.	800	30,565
Sumitomo Mitsui Financial Group, Inc.	4,691	183,262
Sumitomo Mitsui Trust Holdings, Inc.	1,110	44,136
Sumitomo Realty & Development Co., Ltd.	1,000	36,962
Sumitomo Rubber Industries Ltd.	700	11,122
Sundrug Co., Ltd.	300	12,180
Suntory Beverage & Food Ltd.	500	21,353
Suzuken Co., Ltd.	300	12,703
Suzuki Motor Corp.	1,200	66,298
Sysmex Corp.	600	56,080
T&D Holdings, Inc.	2,000	30,155
Taiheiyo Cement Corp.	400	13,191
Taisei Corp.	700	38,569
Taisho Pharmaceutical Holdings Co., Ltd.	100	11,727
Taiyo Nippon Sanso Corp.	600	8,611
Takashimaya Co., Ltd.	1,000	8,565
Takeda Pharmaceutical Co., Ltd.	2,500	105,813
TDK Corp.	500	51,306
Teijin Ltd.	600	11,019
Terumo Corp.	1,000	57,379
The Bank of Kyoto Ltd.	200	9,278
The Chiba Bank Ltd.	2,000	14,152
The Shizuoka Bank Ltd.	1,500	13,591
The Suruga Bank Ltd.	700	6,245
THK Co., Ltd.	400	11,438
Tobu Railway Co., Ltd.	700	21,432
Toho Co., Ltd.	400	13,425
Toho Gas Co., Ltd.	300	10,397
Tohoku Electric Power Co., Inc.	1,300	15,878
Tokio Marine Holdings, Inc.	2,300	108,026
Tokyo Century Corp.	100	5,682
Tokyo Electric Power Co. Holdings, Inc.*	4,400	20,517
Tokyo Electron Ltd.	500	86,191
Tokyo Gas Co., Ltd.	1,300	34,535
Tokyo Tatemono Co., Ltd.	800	10,991
Tokyu Corp.	1,800	31,068
Tokyu Fudosan Holdings Corp.	1,900	13,434
Toppan Printing Co., Ltd.	2,000	15,684
Toray Industries, Inc.	5,000	39,510
Toshiba Corp.*	23,000	69,416
Tosoh Corp.	800	12,399

The accompanying notes are an integral part of the financial statements.

22	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
TOTO Ltd.	500	23,194
Toyo Seikan Kaisha Ltd.	600	10,563
Toyo Suisan Kaisha Ltd.	300	10,695
Toyoda Gosei Co., Ltd.	300	7,613
Toyota Industries Corp.	500	28,077
Toyota Motor Corp.	7,900	512,319
Toyota Tsusho Corp.	700	23,456
Trend Micro, Inc.	400	22,814
Tsuruha Holdings, Inc.	100	12,559
Unicharm Corp.	1,300	39,207
United Urban Investment Corp. (REIT)	9	13,981
USS Co., Ltd.	900	17,145
West Japan Railway Co.	600	44,227
Yahoo! Japan Corp.	4,500	14,945
Yakult Honsha Co., Ltd.	400	26,718
Yamada Denki Co., Ltd.	2,500	12,448
Yamaguchi Financial Group, Inc.	1,000	11,282
Yamaha Corp.	500	26,021
Yamaha Motor Co., Ltd.	1,000	25,142
Yamato Holdings Co., Ltd.	1,000	29,524
Yamazaki Baking Co., Ltd.	400	10,484
Yaskawa Electric Corp.	800	28,279
Yokogawa Electric Corp.	900	16,027
Yokohama Rubber Co., Ltd.	450	9,355

(Cost $5,629,638)		11,946,092

Luxembourg 0.3%
ArcelorMittal	2,290	66,463
Eurofins Scientific	40	22,228
Millicom International Cellular SA (SDR)	197	11,614
RTL Group SA	147	9,966
SES SA (FDR)	1,283	23,567
Tenaris SA	1,621	29,631

(Cost $126,544)		163,469

Macau 0.1%
Sands China Ltd.	8,419	45,067
Wynn Macau Ltd.	5,581	18,004

(Cost $19,615)		63,071

Mexico 0.0%
Fresnillo PLC (Cost $11,265)	857	12,893

Netherlands 4.9%
ABN AMRO Group NV (CVA) 144A	1,427	36,948
Aegon NV	5,920	35,373
AerCap Holdings NV* (e)	439	23,772

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	23

	Shares	Value ($)
Akzo Nobel NV	883	75,483
ASML Holding NV	1,422	281,487
EXOR NV	373	25,036
Heineken Holding NV	401	38,500
Heineken NV	909	91,166
ING Groep NV	13,513	193,675
Koninklijke (Royal) KPN NV	12,048	32,736
Koninklijke Ahold Delhaize NV	4,373	104,393
Koninklijke DSM NV	607	60,896
Koninklijke Philips NV	3,343	142,084
Koninklijke Vopak NV	283	13,045
NN Group NV	1,052	42,766
NXP Semiconductors NV* (d)	1,247	136,260
QIAGEN NV*	825	29,982
Randstad NV	387	22,714
Royal Dutch Shell PLC “A”	15,910	551,159
Royal Dutch Shell PLC “B”	12,987	464,155
Wolters Kluwer NV	975	54,922

(Cost $1,293,355)		2,456,552

New Zealand 0.2%
a2 Milk Co., Ltd.*	2,531	19,677
Auckland International Airport Ltd.	3,880	17,827
Fisher & Paykel Healthcare Corp., Ltd.	2,174	21,875
Fletcher Building Ltd.	3,319	15,616
Meridian Energy Ltd.	3,728	7,878
Ryman Healthcare Ltd.	1,117	9,061
Spark New Zealand Ltd.	7,230	18,281

(Cost $69,055)		110,215

Norway 0.7%
Aker BP ASA	396	14,578
DnB ASA	3,280	63,876
Gjensidige Forsikring ASA	776	12,717
Marine Harvest ASA	1,368	27,219
Norsk Hydro ASA	4,490	26,842
Orkla ASA	2,641	23,096
Schibsted ASA “B”	403	11,342
Statoil ASA	4,051	107,221
Telenor ASA	2,628	53,957
Yara International ASA	627	25,929

(Cost $126,627)		366,777

Portugal 0.2%
EDP — Energias de Portugal SA	9,035	35,834
Galp Energia, SGPS, SA	1,616	30,794

The accompanying notes are an integral part of the financial statements.

24	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Jeronimo Martins, SGPS, SA	995	14,341

(Cost $50,049)		80,969

Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	9,700	18,808
CapitaLand Commercial Trust (REIT)	9,676	11,795
CapitaLand Ltd.	8,125	18,842
CapitaLand Mall Trust (REIT)	9,670	14,686
City Developments Ltd.	1,500	12,049
ComfortDelGro Corp., Ltd.	7,500	12,928
DBS Group Holdings Ltd.	6,259	122,187
Genting Singapore Ltd.	17,995	16,097
Golden Agri-Resources Ltd.	32,073	7,168
Jardine Cycle & Carriage Ltd.	404	9,437
Keppel Corp., Ltd.	4,849	25,450
Oversea-Chinese Banking Corp., Ltd.	10,954	93,619
SATS Ltd.	2,500	9,172
Sembcorp Industries Ltd.	4,449	8,972
Singapore Airlines Ltd.	1,970	15,448
Singapore Exchange Ltd.	2,500	13,158
Singapore Press Holdings Ltd.	6,458	12,317
Singapore Technologies Engineering Ltd.	4,900	11,832
Singapore Telecommunications Ltd.	27,901	63,048
Suntec Real Estate Investment Trust	6,100	7,749
United Overseas Bank Ltd.	4,722	92,685
UOL Group Ltd.	1,661	9,291
Venture Corp., Ltd.	900	11,789
Wilmar International Ltd.	6,600	14,813

(Cost $289,069)		633,340

South Africa 0.1%
Mediclinic International PLC	1,519	10,485
Mondi PLC	1,307	35,273

(Cost $47,067)		45,758

Spain 2.9%
ACS, Actividades de Construccion y Servicios SA	926	37,432
Aena SME SA 144A	228	41,313
Amadeus IT Group SA	1,527	120,305
Banco Bilbao Vizcaya Argentaria SA	23,282	164,486
Banco de Sabadell SA	18,577	31,067
Banco Santander SA	55,675	297,514
Bankia SA	3,961	14,797
Bankinter SA	2,126	20,694
CaixaBank SA	12,937	55,845
Enagas SA	705	20,602

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	25

	Shares	Value ($)
Endesa SA	1,138	25,104
Ferrovial SA	1,665	34,073
Gas Natural SDG SA	1,276	33,788
Grifols SA	989	29,725
Iberdrola SA	20,335	156,828
Industria de Diseno Textil SA	3,819	130,088
Mapfre SA	2,815	8,485
Red Electrica Corp. SA	1,404	28,564
Repsol SA	4,635	90,482
Siemens Gamesa Renewable Energy SA	944	12,651
Telefonica SA	15,912	135,009

(Cost $939,735)		1,488,852

Sweden 2.5%
Alfa Laval AB	976	23,142
Assa Abloy AB “B”	3,397	72,332
Atlas Copco AB	2,393	69,586
Atlas Copco AB	1,387	36,296
Boliden AB	892	28,870
Electrolux AB “B”	784	17,845
Epiroc AB*	3,780	37,809
Essity AB “B”	2,208	54,404
Hennes & Mauritz AB “B”	3,162	47,004
Hexagon AB “B”	917	50,777
Husqvarna AB “B”	1,608	15,222
ICA Gruppen AB (f)	339	10,389
Industrivarden AB “C”	686	13,287
Investor AB “B”	1,594	64,733
Kinnevik AB “B”	761	26,007
L E Lundbergforetagen AB “B”	248	7,605
Lundin Petroleum AB	595	18,960
Nordea Bank AB	10,341	99,422
Sandvik AB	3,808	67,458
Securitas AB “B”	1,251	20,557
Skandinaviska Enskilda Banken AB “A”	5,429	51,536
Skanska AB “B”	1,284	23,308
SKF AB “B”	1,220	22,644
Svenska Handelsbanken AB “A”	5,496	60,999
Swedbank AB “A”	3,061	65,438
Swedish Match AB	592	29,310
Tele2 AB “B”	1,463	17,170
Telefonaktiebolaget LM Ericsson “B”	10,475	80,557
Telia Co. AB	9,668	44,116
Volvo AB “B”	5,451	86,792

(Cost $419,936)		1,263,575

The accompanying notes are an integral part of the financial statements.

26	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Switzerland 8.2%
ABB Ltd. (Registered)	6,475	141,376
Adecco Group AG (Registered)	567	33,459
Baloise Holding AG (Registered)	187	27,157
Barry Callebaut AG (Registered)	8	14,331
Chocoladefabriken Lindt & Spruengli AG	4	25,906
Cie Financiere Richemont SA (Registered)	1,786	151,042
Clariant AG (Registered)	681	16,350
Coca-Cola HBC AG (CDI)*	726	24,158
Credit Suisse Group AG (Registered)*	8,866	133,089
Dufry AG (Registered)*	104	13,230
EMS-Chemie Holding AG (Registered)	26	16,659
Ferguson PLC	801	64,794
Geberit AG (Registered)	132	56,686
Givaudan SA (Registered)	33	74,793
Glencore PLC	39,947	189,935
Julius Baer Group Ltd.*	782	45,775
Kuehne + Nagel International AG (Registered)	194	29,146
LafargeHolcim Ltd. (Registered)* (b)	545	26,533
LafargeHolcim Ltd. (Registered)* (b)	1,125	54,430
Lonza Group AG (Registered)*	250	66,265
Nestle SA (Registered)	10,746	833,918
Novartis AG (Registered)	7,686	581,920
Pargesa Holding SA (Bearer)	110	9,320
Partners Group Holding AG	61	44,699
Roche Holding AG (Genusschein)	2,428	539,126
Schindler Holding AG	135	29,046
Schindler Holding AG (Registered)	73	15,375
SGS SA (Registered)	19	50,569
Sika AG	480	66,427
Sonova Holding AG (Registered)	189	33,820
STMicroelectronics NV	2,276	50,687
Straumann Holding AG (Registered)	40	30,437
Swatch Group AG (Bearer)	108	51,289
Swatch Group AG (Registered)	190	16,424
Swiss Life Holding AG (Registered)*	110	38,314
Swiss Prime Site AG (Registered)*	260	23,915
Swiss Re AG	1,094	94,452
Swisscom AG (Registered)	93	41,551
Temenos AG	209	31,590
UBS Group AG (Registered)*	13,300	204,634
Vifor Pharma AG	158	25,233
Zurich Insurance Group AG*	517	153,056

(Cost $1,629,375)		4,170,916

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	27

	Shares	Value ($)
United Arab Emirates 0.0%
NMC Health PLC (Cost $16,533)	347	16,383

United Kingdom 15.4%
3i Group PLC	3,387	40,145
Admiral Group PLC	792	19,889
Anglo American PLC	3,653	81,402
Ashtead Group PLC	1,772	53,430
Associated British Foods PLC	1,261	45,502
AstraZeneca PLC	4,353	301,907
Auto Trader Group PLC 144A	2,873	16,124
Aviva PLC	13,599	90,447
Babcock International Group PLC	908	9,785
BAE Systems PLC	11,023	93,971
Barclays PLC	59,789	148,995
Barratt Developments PLC	3,351	22,741
Berkeley Group Holdings PLC	470	23,439
BHP Billiton PLC	7,372	165,550
BP PLC	69,017	524,614
British American Tobacco PLC	7,913	399,872
British Land Co. PLC (REIT)	3,550	31,506
BT Group PLC	28,486	81,968
Bunzl PLC	1,127	34,075
Burberry Group PLC	1,431	40,889
Carnival PLC	664	37,977
Centrica PLC	20,397	42,479
CNH Industrial NV	3,594	38,079
Coca-Cola European Partners PLC	863	35,043
Compass Group PLC	5,402	115,267
ConvaTec Group PLC 144A	4,923	13,791
Croda International PLC	419	26,487
Diageo PLC	8,584	307,937
Direct Line Insurance Group PLC	5,194	23,467
easyJet PLC	590	13,021
Experian PLC	3,256	80,325
Fiat Chrysler Automobiles NV (b) (e)	2,999	56,651
Fiat Chrysler Automobiles NV* (b)	673	12,801
G4S PLC	4,855	17,141
GlaxoSmithKline PLC	17,206	347,216
Hammerson PLC (REIT)	2,640	18,169
Hargreaves Lansdown PLC	1,015	26,353
HSBC Holdings PLC	69,169	646,967
Imperial Brands PLC	3,307	122,979
Informa PLC	4,329	47,646
InterContinental Hotels Group PLC	627	38,985
International Consolidated Airlines Group SA	1,993	17,454

The accompanying notes are an integral part of the financial statements.

28	|	DWS EAFE® Equity Index Fund

	Shares	Value ($)
Intertek Group PLC	580	43,681
Investec PLC	1,954	13,876
ITV PLC	11,638	26,714
J Sainsbury PLC	5,636	23,854
John Wood Group PLC	2,324	19,237
Johnson Matthey PLC	686	32,760
Kingfisher PLC	7,108	27,760
Land Securities Group PLC (REIT)	2,455	30,917
Legal & General Group PLC	20,430	71,538
Lloyds Banking Group PLC	246,449	204,490
London Stock Exchange Group PLC	1,115	65,588
Marks & Spencer Group PLC	4,989	19,371
Meggitt PLC	3,057	19,883
Melrose Industries PLC	17,000	47,664
Merlin Entertainments PLC 144A	2,768	14,128
Micro Focus International PLC	1,546	26,913
National Grid PLC	11,832	130,969
Next PLC	489	38,964
Pearson PLC	2,735	31,826
Persimmon PLC	1,041	34,777
Prudential PLC	8,882	202,942
Quilter PLC*	291	556
Randgold Resources Ltd.	308	23,644
Reckitt Benckiser Group PLC	2,342	192,576
RELX NV	3,245	69,076
RELX PLC	3,667	78,405
Rio Tinto PLC	4,140	227,592
Rolls-Royce Holdings PLC*	5,530	71,914
Royal Bank of Scotland Group PLC*	16,566	55,874
Royal Mail PLC	2,889	19,234
RSA Insurance Group PLC	3,848	34,437
Schroders PLC	417	17,323
Segro PLC (REIT)	3,769	33,259
Severn Trent PLC	724	18,889
Sky PLC	3,608	69,631
Smith & Nephew PLC	3,090	57,132
Smiths Group PLC	1,292	28,881
SSE PLC	3,535	63,142
St. James’s Place PLC	2,011	30,396
Standard Chartered PLC	9,559	87,128
Standard Life Aberdeen PLC	9,585	40,956
Taylor Wimpey PLC	11,993	28,353
Tesco PLC	33,211	112,570
The Sage Group PLC	3,645	30,157
The Weir Group PLC	852	22,420
Travis Perkins PLC	709	13,278

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	29

	Shares	Value ($)
Unilever NV (CVA)	5,339	297,933
Unilever PLC	4,246	235,405
United Utilities Group PLC	2,429	24,423
Vodafone Group PLC	91,743	222,421
Whitbread PLC	624	32,489
WM Morrison Supermarkets PLC	7,081	23,500
WPP PLC	4,326	67,874

(Cost $4,165,652)		7,771,206
Total Common Stocks (Cost $23,107,493)		49,299,100

Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	169	13,456
Fuchs Petrolub SE	280	13,792
Henkel AG & Co. KGaA	615	78,627
Porsche Automobil Holding SE	526	33,511
Sartorius AG	124	18,507
Schaeffler AG	595	7,732
Volkswagen AG	644	106,984

Total Preferred Stocks (Cost $99,913)		272,609

Rights 0.0%
Italy 0.0%
Intesa Sanpaolo SpA*, Expiration Date 7/17/2018	50,011	0

Spain 0.0%
ACS Actividades de Construccion y Servicios SA*, Expiration Date 7/11/2018	926	954
Repsol SA*, Expiration Date 7/6/2018	4,635	2,631

		3,585
Total Rights (Cost $3,617)		3,585

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (g) (h) (Cost $9,510)	9,510	9,510

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.85% (g) (Cost $434,062)	434,062	434,062

The accompanying notes are an integral part of the financial statements.

30	|	DWS EAFE® Equity Index Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $23,654,595)	98.8	50,018,866
Other Assets and Liabilities, Net	1.2	598,075

Net Assets	100.0	50,616,941

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Common Stocks 0.1%
Deutsche Bank AG, (c) 0.1%
150,039	—	16,240	(17,471)	(43,817)	537	—	6,746	72,511
Securities Lending Collateral 0.00%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (g) (h)
831	8,679	—	—	—	2,414	—	9,510	9,510
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.85% (g)
—	7,913,651	7,479,589	—	—	3,556	—	434,062	434,062
150,870	7,922,330	7,495,829	(17,471)	(43,817)	6,507	—	450,318	516,083

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c)	Affiliated Issuer. This security is owned in proportion with its representation in the index.

(d)	Listed on the NASDAQ Stock Market, Inc.

(e)	Listed on the New York Stock Exchange.

(f)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $9,194, which is 0.02% of net assets.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	31

FTSE: Financial Times and the London Stock Exchange

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

SGPS: Sociedade Gestora de Participações Sociais (Portuguese Holding Company)

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/21/2018	12	485,388	475,201	(10,187)
FTSE 100 Index	GBP	9/21/2018	2	201,860	200,642	(1,218)
SPI 200 Index	AUD	9/20/2018	1	111,917	113,746	1,829
TOPIX Index	JPY	9/13/2018	2	321,292	312,604	(8,688)
Total net unrealized depreciation						(18,264)

At June 30, 2018, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
DKK	58,900	USD	9,382	9/19/2018	91	Goldman Sachs & Co.
CHF	74,049	USD	75,775	9/19/2018	477	Goldman Sachs & Co.
JPY	4,390,207	USD	40,000	9/19/2018	123	Citigroup, Inc.
Total unrealized appreciation					691

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	26,859	HKD	210,416	9/19/2018	(4)	Citigroup, Inc.
USD	25,630	SEK	219,179	9/19/2018	(1,007)	Citigroup, Inc.
USD	9,968	SGD	13,277	9/19/2018	(207)	Goldman Sachs & Co.
USD	32,566	AUD	42,807	9/19/2018	(879)	Citigroup, Inc.
USD	308,038	EUR	259,441	9/19/2018	(3,213)	Societe Generale
USD	170,503	GBP	126,865	9/19/2018	(2,470)	Citigroup, Inc.
USD	199,714	JPY	21,902,881	9/19/2018	(765)	Citigroup, Inc.
EUR	34,158	USD	40,000	9/19/2018	(133)	Goldman Sachs & Co.
EUR	25,734	USD	30,000	9/19/2018	(236)	Bank of Montreal
GBP	15,220	USD	20,000	9/19/2018	(159)	Bank of Montreal
Total unrealized depreciation					(9,073)

Currency Abbreviations
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone

The accompanying notes are an integral part of the financial statements.

32	|	DWS EAFE® Equity Index Fund

Currency Abbreviations
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,417,946	$1,482	$3,419,428
Austria	—	115,318	—	115,318
Belgium	—	538,153	—	538,153
Bermuda	—	9,665	—	9,665
Chile	—	20,145	—	20,145
China	—	13,718	—	13,718
Denmark	—	811,182	—	811,182
Finland	—	510,067	—	510,067
France	47,561	5,234,263	—	5,281,824
Germany	12,871	4,426,734	—	4,439,605
Hong Kong	21,924	1,693,618	—	1,715,542
Ireland	—	501,660	—	501,660
Isle Of Man	—	27,033	—	27,033
Israel	129,033	134,483	—	263,516
Italy	43,743	998,433	—	1,042,176
Japan	—	11,946,092	—	11,946,092
Luxembourg	—	163,469	—	163,469
Macau	—	63,071	—	63,071
Mexico	—	12,893	—	12,893
Netherlands	160,032	2,296,520	—	2,456,552
New Zealand	—	110,215	—	110,215
Norway	—	366,777	—	366,777
Portugal	—	80,969	—	80,969
Singapore	—	633,340	—	633,340

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	33

Assets	Level 1	Level 2	Level 3	Total
South Africa	$—	$45,758	$—	$45,758
Spain	—	1,488,852	—	1,488,852
Sweden	—	1,263,575	—	1,263,575
Switzerland	—	4,170,916	—	4,170,916
United Arab Emirates	—	16,383	—	16,383
United Kingdom	57,207	7,713,999	—	7,771,206
Preferred Stocks (i)	—	272,609	—	272,609
Rights	954	2,631	—	3,585
Short-Term Investments (i)	443,572	—	—	443,572
Derivatives (j)
Futures Contracts	1,829	—	—	1,829
Forward Foreign Currency Exchange Contracts	—	691	—	691
Total	$918,726	$49,101,178	$1,482	$50,021,386

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(20,093)	$—	$—	$(20,093)
Forward Foreign Currency Exchange Contracts	—	(9,073)	—	(9,073)
Total	$(20,093)	$(9,073)	$—	$(29,166)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended June 30, 2018, the amount of the transfers between Level 1 and Level 2 was $132,869.

Transfers between price levels are recognized at the beginning of the reporting period.

(i)	See Investment Portfolio for additional detailed categorizations.

(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

34	|	DWS EAFE® Equity Index Fund

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $23,108,846) — including $9,194 of securities loaned	$49,502,783
Investment in DWS Government & Agency Securities Portfolio (cost $9,510)*	9,510
Investment in affiliated securities, at value (cost $536,239)	506,573
Cash	28,941
Foreign currency, at value (cost $257,718)	253,877
Deposit with broker for futures contracts	119,050
Receivable for investments sold	518
Receivable for Fund shares sold	32,675
Dividends receivable	103,872
Interest receivable	1,620
Unrealized appreciation on forward foreign currency contracts	691
Foreign taxes recoverable	217,840
Due from Advisor	10,620
Other assets	19,603
Total assets	50,808,173

Liabilities
Payable upon return of securities loaned	9,510
Payable for Fund shares redeemed	11,878
Payable for variation margin on futures contracts	17,231
Unrealized depreciation on forward foreign currency contracts	9,073
Accrued Trustees’ fees	1,160
Other accrued expenses and payables	142,380
Total liabilities	191,232
Net assets, at value	$50,616,941

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	35

Statement of Assets and Liabilities as of June 30, 2018 (Unaudited) (continued)

Net Assets Consist of
Undistributed net investment income	$399,782
Net unrealized appreciation (depreciation) on:
Non-affiliated investments	26,393,937
Affiliated investments	(29,666)
Futures	(18,264)
Foreign currency	(7,592)
Forward foreign currency contracts	(8,382)
Accumulated net realized gain (loss)	653,057
Paid-in capital	23,234,069
Net assets, at value	$50,616,941

Net Asset Value
Institutional Class
Net Asset Value, offering and redemption price per share ($50,616,941 ÷ 7,934,652 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.38

The accompanying notes are an integral part of the financial statements.

36	|	DWS EAFE® Equity Index Fund

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $110,538)	$1,072,154
Affiliated dividends (net of foreign taxes withheld of $137)	537
Income distributions — DWS Central Cash Management Government Fund	3,556
Securities lending income, net of borrower rebates	2,414
Total income	1,078,661
Expenses:
Management fee	67,227
Administration fee	26,891
Services to shareholders	11,366
Custodian fee	34,368
Professional fees	46,596
Reports to shareholders	19,200
Registration fees	17,839
Trustees’ fees and expenses	2,483
Pricing service fee	35,720
Other	4,636
Total expenses before expense reductions	266,326
Expense reductions	(195,706)
Total expenses after expense reductions	70,620
Net investment income	1,008,041

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,303,567
Sale of affiliated securities	(17,471)
Futures	11,085
Forward foreign currency contracts	13,611
Foreign currency	(21,063)
2,289,729
Change in net unrealized appreciation (depreciation) on:
Investments	(4,576,663)
Affiliated securities	(43,817)
Futures	(16,026)
Forward foreign currency contracts	(13,402)
Foreign currency	(8,423)
(4,658,331)
Net gain (loss)	(2,368,602)
Net increase (decrease) in net assets resulting from operations	$(1,360,561)

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	37

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income (loss)	$1,008,041	$1,603,260
Net realized gain (loss)	2,289,729	1,365,496
Change in net unrealized appreciation (depreciation)	(4,658,331)	10,518,583
Net increase (decrease) in net assets resulting from operations	(1,360,561)	13,487,339
Distributions to shareholders from:
Net investment income	(21,690)	(1,843,742)
Net realized gains	(206,059)	—
Total distributions	(227,749)	(1,843,742)
Fund share transactions:
Proceeds from shares sold	2,636,040	9,851,640
Reinvestment of distributions	211,661	1,642,819
Payments for shares redeemed	(7,286,564)	(27,262,852)
Net increase (decrease) in net assets from Fund share transactions	(4,438,863)	(15,768,393)
Increase (decrease) in net assets	(6,027,173)	(4,124,796)
Net assets at beginning of period	56,644,114	60,768,910
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $399,782 and $586,569, respectively	$50,616,941	$56,644,114

Other Information
Shares outstanding at beginning of period	8,608,234	11,221,973
Shares sold	399,300	1,621,440
Shares issued to shareholders in reinvestment of distributions	32,867	251,196
Shares redeemed	(1,105,749)	(4,486,375)
Net increase (decrease) in Fund shares	(673,582)	(2,613,739)
Shares outstanding at end of period	7,934,652	8,608,234

The accompanying notes are an integral part of the financial statements.

38	|	DWS EAFE® Equity Index Fund

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Institutional Class	(Unaudited)		2017	2016		2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$6.58		$5.42	$7.04		$13.38	$14.67	$12.39
Income (loss) from investment operations:
Net investment income (loss)[a]	.12		.16	.19	[d]	.45	.48	.35
Net realized and unrealized gain (loss)	(.30)		1.21	(.19)		(.51)	(1.33)	2.30
Total from investment operations	(.18)		.1.37	.00		(.06)	(.85)	2.65
Less distributions from:
Net investment income	(.00	)***	(.21)	(.23)		(1.12)	(.44)	(.37)
Net realized gains	(.02)		—	(1.39)		(5.16)	—	—
Total distributions	(.02)		(.21)	(1.62)		(6.28)	(.44)	(.37)
Redemption fees	—		—	.00	***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	6.38		$6.58	$5.42		$7.04	$13.38	$14.67
Total Return (%)	(2.63	)b**	25.44 [b]	.75	[b,d]	(.74)[b]	(5.84)[b]	21.56

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51		57	61		58	256	268
Ratio of expenses before expense reductions (%)	.99	*	1.10	.95		.58	.49	.50
Ratio of expenses after expense reductions (%)	.26	*	.31	.33		.34	.46	.50
Ratio of net investment income (loss) (%)	3.75	*	2.67	3.13	[d]	3.24	3.32	2.59
Portfolio turnover rate (%)	2	**	5	51		127 [c]	4	10

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

For the year ended December 31, 2015, the portfolio turnover rate includes the effect of a purchase and sale of an exchange traded fund purchased to keep the Fund fully invested while raising cash to fund a large redemption. Turnover without this transaction would have been 12%.

[d]

Includes a non-recurring payment for overbilling of prior years’ custodian out-of-pocket fees. Excluding this payment, net investment income per share, total return and ratio of net investment income to average net assets would have been reduced by $.02, 0.37% and 0.35%, respectively.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS EAFE® Equity Index Fund	|	39

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (formerly Deutsche EAFE® Equity Index Fund) (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

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Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on

DWS EAFE® Equity Index Fund	|	41

investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had a security on loan, which was classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

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Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $29,631,982. The net unrealized appreciation for all investments based on tax cost was $28,755,003. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $30,945,344 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $2,190,341.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS EAFE® Equity Index Fund	|	43

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

44	|	DWS EAFE® Equity Index Fund

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,102,000 to $1,483,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2018, the Fund used forward currency contracts as a means of maintaining the Fund’s currency exposure consistent with that of the EAFE index and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $215,000 to $1,880,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $773,000 to $2,590,000.

DWS EAFE® Equity Index Fund	|	45

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$1,829	$1,829
Foreign Exchange Contracts (b)	691	—	691
	$691	$1,829	$2,520

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (c)	$—	$(20,093)	$(20,093)
Foreign Exchange Contracts (d)	(9,073)	—	(9,073)
	$(9,073)	$(20,093)	$(29,166)

The above derivative is located in the following Statement of Assets and Liabilities account:

(c)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (e)	$—	$11,085	$11,085
Foreign Exchange Contracts (f)	13,611	—	13,611
	$13,611	$11,085	$24,696

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from futures

(f)	Net realized gain (loss) from forward foreign currency contracts

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Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (g)	$—	$(16,026)	$(16,026)
Foreign Exchange Contracts (h)	(13,402)	—	(13,402)
	$(13,402)	$(16,026)	$(29,428)

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) from futures

(h)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of June 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$123	$(123)	$—	$—
Goldman Sachs & Co.	568	(340)	—	228
	$691	$(463)	$—	$228

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of Montreal	$395	$—	$—	$395
Citigroup, Inc.	5,125	(123)	—	5,002
Goldman Sachs & Co.	340	(340)	—	—
Societe Generale	3,213	—	—	3,213
	$9,073	$(463)	$—	$8,610

DWS EAFE® Equity Index Fund	|	47

C. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $1,158,626 and $7,632,465, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.25% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.26%.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for the Fund were $195,706.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $26,891, of which $4,234 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder

48	|	DWS EAFE® Equity Index Fund

service agent functions to DST. For the six months ended June 30, 2018, the amount charged to the Fund by DSC aggregated $1,629, of which $503 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $12,127, all of which is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $182.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The

DWS EAFE® Equity Index Fund	|	49

Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The fund had no outstanding loan at June 30, 2018

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2018, DWS Multi-Asset Global Allocation Fund held approximately 36% of the outstanding shares of the Fund.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the ”Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche EAFE® Equity Index Fund was renamed DWS EAFE® Equity Index Fund.

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Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS EAFE® Equity Index Fund	|	51

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018 (Unaudited)

Actual Fund Return	Institutional Class
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$973.70
Expenses Paid per $1,000*	$1.27

Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,023.51
Expenses Paid per $1,000*	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.26%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

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Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche EAFE® Equity Index Fund’s (now known as DWS EAFE® Equity Index Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed

DWS EAFE® Equity Index Fund	|	53

the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Institutional Class shares) was in the 3rd quartile, 2nd quartile and 2nd

54	|	DWS EAFE® Equity Index Fund

quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016). The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

DWS EAFE® Equity Index Fund	|	55

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources

56	|	DWS EAFE® Equity Index Fund

by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS EAFE® Equity Index Fund	|	57

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

58	|	DWS EAFE® Equity Index Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

DWS EAFE® Equity Index Fund	|	59

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

60	|	DWS EAFE® Equity Index Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS EAFE® Equity Index Fund	|	61

Notes

Notes

DEAFE-3

(R-028286-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE® Equity Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2018